Shareholder Report, Holdings (Details)	May 31, 2024
C000225814 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225814 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000005523 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005523 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000190558 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190558 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	101.10%